Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0002160422
Registrant Name	Kartoon Studios Acquisition Corp
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES